SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 39: SEGMENT INFORMATION

We measure the performance of each of our business segments primarily in terms of “profit before tax”. Profit before tax and the business segment information of the Group, set forth below, is derived from the internal management reporting system used by management to measure the performance of the business segments. Unlike financial accounting, there is no authoritative body of guidance for management accounting. The business segment information, set forth below, is based on the financial information prepared in accordance with IFRS. Accordingly, the format and information is presented primarily on the basis of IFRS and is not consistent with the consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments' total profit/(loss) before tax with income/(loss) before income tax.

The Group manages its business through the following business segments:

Retail Banking

Retail banking includes all individual customers, professionals, small-medium and small sized companies (companies with annual turnover of up to EUR 2.5 million) in Greece. The Bank, through its extensive network of branches, offers to its retail customers various types of loan, deposit and investment products as well as a wide range of other traditional services and products.

Corporate & Investment Banking

Corporate & Investment banking includes lending to all large and medium-sized companies, shipping finance and investment banking activities. The Group offers its corporate customers a wide range of products and services, including financial and investment advisory services, deposit accounts, loans (denominated in both Euro and foreign currency), foreign exchange and trade service activities.

In order to (a) manage more effectively delinquent, non-performing and denounced loans to legal entities, and (b) ensure compliance with the provisions of Bank of Greece Executive Committee Act 42/30.5.2014 and Act 47/9.2.2015 and the Code of Conduct (referred to in Article 1(2) of Greek Law 4224/2013, the Bank established a Special Assets Unit (“SAU”).

Global Markets & Asset Management

Global Markets and Asset Management includes all treasury activities, private banking, asset management (mutual funds and closed end funds), custody services, private equity and brokerage.

Insurance

The Group offers a wide range of insurance products through its subsidiary company, EH and other subsidiaries in SE Europe and an associate in Turkey.

International Banking Operations

The Group's international banking activities, other than its Turkish operations, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits. In addition, the Group offers shipping finance, investment banking and brokerage services through certain of its foreign branches and subsidiaries.

Turkish Banking Operations

The Group's banking activities in Turkey through Finansbank and its subsidiaries, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits.

Other

Includes proprietary real estate management, hotel and warehousing business as well as unallocated income and expense of the Group (interest expense of subordinate debt, loans to personnel etc.) and intersegment eliminations.

Breakdown by business segment

				Global	Insurance	International		Other	Group
		Corporate &		markets &
12-month period ended	Retail	Investment		Asset			Turkish
December 31, 2013(2)	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	619	696	-	(101)	84	299	1,299	261	3,157
Net fee and commission income / (loss)	75	90	-	(140)	7	90	401	6	529
Other	-	(46)	-	28	102	15	44	(58)	85
Total operating income / (loss)	694	740	-	(213)	193	404	1,744	209	3,771
Direct costs	(569)	(50)	-	(55)	(98)	(260)	(859)	(286)	(2,177)
Allocated costs and provisions	(1,114)	(421)	-	528	14	(117)	(338)	(320)	(1,768)
Share of profit of equity method investments	-	-		(4)	1	1	(3)	-	(5)
Profit / (loss) before tax	(989)	269	-	256	110	28	544	(397)	(179)

Segment assets as at December 31, 2013
Segment assets	24,901	14,115	-	16,048	3,365	9,505	23,373	16,768	108,075
Deferred tax assets and Current income tax advance									2,855
Total assets									110,930
IFRS to U.S. GAAP differences									(4,153)
U.S. GAAP total assets									106,777

Other Segment items
Depreciation & amortization(1)	17	3	-	2	8	27	67	102	226
Credit provisions and other impairment charges	796	375	-	(548)	(17)	114	339	314	1,373
Non- current assets additions	4	27	-	-	3	22	102	54	212

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.
(2)	In accordance with ASU 280-10-55-19, the 2013 segment information has not been restated for the impact of Finansbank disposal (i.e.discontinued operations).

Breakdown by business segment
				Global	Insurance	International		Other	Group
		Corporate &		markets &
12-month period ended	Retail	Investment		Asset			Turkish
December 31, 2014	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	573	743	-	189	55	319	-	119	1,998
Net fee and commission income / (loss)	72	98	-	(125)	5	93	-	(4)	139
Other	23	(63)	-	(105)	103	14	-	(45)	(73)
Total operating income / (loss)	668	778	-	(41)	163	426	-	70	2,064
Direct costs	(456)	(47)	-	(50)	(90)	(253)	-	(52)	(948)
Allocated costs and provisions	(1,569)	(755)	-	(66)	(9)	(128)	-	(405)	(2,932)
Share of profit of equity method investments	-	-		(2)	1	1	-	1	1
Profit / (loss) before tax	(1,357)	(24)	-	(159)	65	46	-	(386)	(1,815)

Segment assets as at December 31, 2014
Segment assets	22,227	12,177	2,587	11,261	2,613	9,427	27,220	23,154	110,666
Deferred tax assets and Current income tax advance									4,546
Total assets									115,212
IFRS to U.S. GAAP differences									(7,051)
U.S. GAAP total assets									108,161

Other Segment items
Depreciation & amortization(1)	14	3	-	1	8	24	-	79	129
Credit provisions and other impairment charges	1,287	694	-	-	59	127	-	356	2,523
Non- current assets additions	5	13	-	32	4	37	418	340	849

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
				Global	Insurance	International		Other	Group
		Corporate &		markets &
12-month period ended	Retail	Investment		Asset			Turkish
December 31, 2015	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	521	601	176	101	45	332	-	129	1,905
Net fee and commission income / (loss)	81	83	7	(175)	4	95	-	(2)	93
Other	10	(13)	(12)	(72)	80	14	-	(33)	(26)
Total operating income / (loss)	612	671	171	(146)	129	441	-	94	1,972
Direct costs	(436)	(47)	(9)	(46)	(83)	(259)	-	(42)	(922)
Allocated costs and provisions	(1,829)	(1,106)	(848)	(127)	(28)	(167)	-	(537)	(4,642)
Share of profit of equity method investments	-	-	-	1	1	1	-	-	3
Profit / (loss) before tax	(1,653)	(482)	(686)	(318)	19	16	-	(485)	(3,589)

Segment assets as at December 31, 2015
Segment assets	19,972	11,684	1,824	13,000	2,756	9,557	-	18,997	77,790
Deferred tax assets and Current income tax advance									5,675
Non-current assets held for sale									27,767
Total assets									111,232
IFRS to U.S. GAAP differences									(11,300)
U.S. GAAP total assets									99,932

Other Segment items
Depreciation & amortization(1)	10	3	-	1	9	21	-	77	121
Credit provisions and other impairment charges	1,548	1,069	826	(10)	34	155	-	641	4,263
Non- current assets additions	7	9	-	4	5	20	-	134	179

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Presentation of SAU segment incorporated into the retail and corporate business segments
				Global	Insurance	International		Other	Group
		Corporate &		markets &
12-month period ended	Retail	Investment		Asset			Turkish
December 31, 2015	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	559	739	-	101	45	332	-	129	1,905
Net fee and commission income / (loss)	82	89	-	(175)	4	95	-	(2)	93
Other	5	(20)	-	(72)	80	14	-	(33)	(26)
Total operating income / (loss)	646	808	-	(146)	129	441	-	94	1,972
Direct costs	(440)	(52)	-	(46)	(83)	(259)	-	(42)	(922)
Allocated costs and provisions	(2,022)	(1,761)	-	(127)	(28)	(167)	-	(537)	(4,642)
Share of profit of equity method investments	-	-	-	1	1	1	-	-	3
Profit / (loss) before tax	(1,816)	(1,005)		(318)	19	16	-	(485)	(3,589)

Segment assets as at December 31, 2015
Segment assets	20,453	13,027	-	13,000	2,756	9,557	-	18,997	77,790
Deferred tax assets and Current income tax advance									5,675
Non-current assets held for sale									27,767
Total assets									111,232
IFRS to U.S. GAAP differences									(11,300)
U.S. GAAP total assets									99,932

Other Segment items
Depreciation & amortization(1)	10	3	-	1	9	21	-	77	121
Credit provisions and other impairment charges	1,734	1,709	-	(10)	34	155	-	641	4,263
Non- current assets additions	7	9	-	4	5	20	-	134	179

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Loss before tax per IFRS reported for the segments to Income / (loss) before income tax per US GAAP	2013	2014	2015
	(EUR in millions)
Loss before tax from continuing operations	(679)	(1,815)	(3,589)
Hedging of Interest Rate Risk and Net Investment Hedge	227	(897)	276
Difference in loan interest income recognition	(44)	(60)	(75)
Redeemable non-controlling interests	-	23	-
Insurance reserves	(85)	191	83
Impairment of AFS securities	2	(5)	(3)
Bonds' portfolio classification	7	25	25
Other	13	(41)	(19)
Loss before income tax	(559)	(2,579)	(3,302)

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue(1), (2)	Income / (loss) before income tax (2)	Net income / (loss) attributable to NBG shareholders
	(EUR in millions)
12-month period ended December 31, 2013
Domestic …………………………………………	72,477	3,349	(579)	(623)
Other International …………………………………………..	9,322	672	20	12
Turkish operations (Discontinued)………………………………………	24,978	-	-	648
Group …………………………………………….	106,777	4,021	(559)	37

12-month period ended December 31, 2014
Domestic …………………………………………	69,876	1,997	(2,537)	(2,624)
Other International …………………………………………..	9,103	643	(42)	(22)
Turkish operations (Discontinued)………………………………………	29,183	-	-	169
Group …………………………………………….	108,161	2,640	(2,579)	(2,477)

12-month period ended December 31, 2015
Domestic …………………………………………	65,751	2,806	(3,357)	(3,376)
Other International …………………………………………..	9,874	590	55	33
Turkish operations (Discontinued)………………………………………	24,307	-	-	(5,121)
Group …………………………………………….	99,932	3,396	(3,302)	(8,464)

(1)	Total revenue includes OTTI on available for sale securities.
(2)	Total revenue and Income/(loss) before income tax were calculated based on continuing operations